Deposits and Commitments	9 Months Ended
Jan. 31, 2022
Deposits And Commitments
Deposits and Commitments

Note 11 – Deposits and Commitments

The Company utilizes office space in Boston, Massachusetts, under a month-to-month lease agreement that allows to company to end its lease by providing 30-day written notice. The lease agreement includes a deposit of $6,300.